Long-Term Notes Payable, Net (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest expense on notes payable	$ 112,450	$ 681,335
Accrued interest	0	657,092
Percentage of difference subsequent to conversion of fair value of notes	10.00%
Discount on notes payable	0	4,592	65,173
Interest expense, amortization of discount	$ 4,592	$ 60,581